Quarterly Portfolios of Investments
Domestic Equity Funds
January 31, 2022
Domestic Equity Funds	Retirement Class	Institutional Class	Administrative Class	Investor Class

Harbor Capital Appreciation Fund	HNACX	HACAX	HRCAX	HCAIX
Harbor Disruptive Innovation Fund	HNMGX	HAMGX	HRMGX	HIMGX
Harbor Large Cap Value Fund	HNLVX	HAVLX	HRLVX	HILVX
Harbor Mid Cap Fund	HMCRX	HMCLX	HMCDX	HMCNX
Harbor Mid Cap Value Fund	HNMVX	HAMVX	HRMVX	HIMVX
Harbor Small Cap Growth Fund	HNSGX	HASGX	HRSGX	HISGX
Harbor Small Cap Value Fund	HNVRX	HASCX	HSVRX	HISVX
Harbor Strategic Growth Fund	HNGSX	MVSGX	HSRGX	HISWX

Harbor Capital Appreciation Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—99.4%
Shares		Value
AUTOMOBILES—7.7%
2,834,465	Tesla Inc.*	$2,655,100
CAPITAL MARKETS—2.6%
1,063,645	Goldman Sachs Group Inc.	377,254
3,395,074	KKR & Co. Inc.	241,593
660,603	S&P Global Inc.	274,296
		893,143
ENTERTAINMENT—3.0%
1,963,695	Netflix Inc.*	838,773
3,248,789	Roblox Corp.*	213,965
		1,052,738
FOOD & STAPLES RETAILING—1.5%
999,418	Costco Wholesale Corp.	504,836
HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
1,891,741	Abbott Laboratories	241,121
456,793	Dexcom Inc.*	196,640
566,706	Intuitive Surgical Inc.*	161,047
		598,808
HEALTH CARE PROVIDERS & SERVICES—1.2%
879,876	UnitedHealth Group Inc.	415,803
HOTELS, RESTAURANTS & LEISURE—3.0%
2,915,807	Airbnb Inc.*	448,947
190,864	Chipotle Mexican Grill Inc.*	283,544
1,938,588	Marriott International Inc.*	312,345
		1,044,836
INTERACTIVE MEDIA & SERVICES—11.3%
431,154	Alphabet Inc. Class A*	1,166,733
430,497	Alphabet Inc. Class C*	1,168,356
2,981,933	Match Group Inc.*	336,064
2,327,535	Meta Platforms Inc.*	729,123
10,123,610	Snap Inc.*	329,422
3,521,808	ZoomInfo Technologies Inc.*	186,163
		3,915,861
INTERNET & DIRECT MARKETING RETAIL—7.3%
743,703	Amazon.com Inc.*	2,224,765
264,597	MercadoLibre Inc. (Argentina)*	299,540
		2,524,305
IT SERVICES—12.9%
219,220	Adyen NV (Netherlands)*,1	446,090
2,643,705	Block Inc.*	323,299
1,914,043	Mastercard Inc.	739,548
786,736	Okta Inc.*	155,687
2,100,229	PayPal Holdings Inc.*	361,114
1,027,705	Shopify Inc. (Canada)*	990,954
1,467,533	Snowflake Inc.*	404,892
1,062,007	Twilio Inc.*	218,901
3,575,289	Visa Inc.	808,623
		4,449,108
LIFE SCIENCES TOOLS & SERVICES—0.9%
1,092,183	Danaher Corp.	312,135
MULTILINE RETAIL—1.4%
2,145,814	Target Corp.	473,002
COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—1.9%
2,097,612	Estée Lauder Companies Inc.	$654,014
PHARMACEUTICALS—1.9%
2,662,142	Eli Lilly & Co.	653,263
ROAD & RAIL—1.5%
14,152,424	Uber Technologies Inc.*	529,301
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.9%
152,516	Broadcom Inc.	89,356
7,372,857	NVIDIA Corp.	1,805,318
4,009,265	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[2]	491,656
		2,386,330
SOFTWARE—15.9%
2,002,909	Adobe Inc.*	1,070,154
1,508,469	Atlassian Corp. plc (Australia)*	489,257
2,348,247	CrowdStrike Holdings Inc.*	424,187
293,237	HubSpot Inc.*	143,334
6,216,261	Microsoft Corp.	1,933,133
4,446,003	salesforce.com Inc.*	1,034,274
2,418,625	Trade Desk Inc.*	168,191
1,012,158	Workday Inc.*	256,086
		5,518,616
SPECIALTY RETAIL—2.9%
1,461,595	Home Depot Inc.	536,376
6,490,711	TJX Companies Inc.	467,136
		1,003,512
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.6%
13,119,056	Apple Inc.	2,292,949
TEXTILES, APPAREL & LUXURY GOODS—7.3%
590,051	Kering SA (France)	440,629
1,298,522	Lululemon Athletica Inc. (Canada)*	433,395
1,122,361	LVMH Moet Hennessy Louis Vuitton SE (France)	921,882
4,836,063	NIKE Inc.	716,076
		2,511,982
TOTAL COMMON STOCKS
(Cost $19,774,134)		34,389,642
TOTAL INVESTMENTS—99.4%
(Cost $19,774,134)		34,389,642
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		217,934
TOTAL NET ASSETS—100.0%		$34,607,576

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
As of January 31, 2022, the investments in Adyen NV, Kering SA, and LVMH Moet Hennessy Louis Vuitton SE (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $491,656 or 1% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Disruptive Innovation Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—98.1%
Shares		Value
AUTOMOBILES—3.7%
9,067	Tesla Inc.*	$8,493
BANKS—0.5%
1,775	SVB Financial Group*	1,036
BIOTECHNOLOGY—9.0%
83,898	Akouos Inc.*	543
106,057	Allogene Therapeutics Inc.*	1,214
22,620	Arrowhead Pharmaceuticals Inc.*	1,193
15,661	Ascendis Pharma AS ADR (Denmark)*,1	1,905
188,027	Autolus Therapeutics plc ADR (United Kingdom)*,1	750
51,939	Avidity Biosciences Inc.*	863
31,155	Bicycle Therapeutics plc ADR (United Kingdom)*,1	1,521
13,025	Blueprint Medicines Corp.*	1,004
24,774	C4 Therapeutics Inc.*	605
126,870	Cabaletta Bio Inc.*	383
13,465	Fate Therapeutics Inc.*	559
162,699	Freeline Therapeutics Holdings plc ADR (United Kingdom)*,1	202
45,948	Iovance Biotherapeutics Inc.*	765
110,390	Ironwood Pharmaceuticals Inc.*	1,231
16,467	Krystal Biotech Inc.*	972
15,393	Kymera Therapeutics Inc.*	647
252,140	LogicBio Therapeutics Inc.*	378
167,230	Magenta Therapeutics Inc.*	547
246,055	Orchard Therapeutics plc ADR (United Kingdom)*,1	251
107,668	Precision BioSciences Inc.*	514
34,780	REGENXBIO Inc.*	918
33,539	Replimune Group Inc.*	665
80,464	Rocket Pharmaceuticals Inc.*	1,339
390,269	Synlogic Inc.*	816
74,567	TCR[2] Therapeutics Inc.*	249
29,022	UniQure NV (Netherlands)*	524
		20,558
BUILDING PRODUCTS—0.8%
20,161	Trex Co. Inc.*	1,844
CAPITAL MARKETS—1.2%
14,757	Coinbase Global Inc.*	2,806
CONTAINERS & PACKAGING—3.0%
70,472	Ball Corp.	6,843
ELECTRIC UTILITIES—0.3%
7,846	NextEra Energy Inc.	613
ENTERTAINMENT—2.0%
4,023	Netflix Inc.*	1,719
18,090	Sea Ltd. ADR (Singapore)*,1	2,719
		4,438
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.8%
9,812	Crown Castle International Corp.	1,791
HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
2,693	Dexcom Inc.*	1,159
2,250	IDEXX Laboratories Inc.*	1,142
5,375	Insulet Corp.*	1,333
3,325	Masimo Corp.*	731
11,186	Tandem Diabetes Care Inc.*	1,321
2,611	The Cooper Companies Inc.	1,040
		6,726
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—0.5%
7,767	Amedisys Inc.*	$1,049
HOTELS, RESTAURANTS & LEISURE—0.7%
1,080	Chipotle Mexican Grill Inc.*	1,604
INTERACTIVE MEDIA & SERVICES—8.6%
1,293	Alphabet Inc. Class A*	3,499
1,944	Alphabet Inc. Class C*	5,276
8,204	Meta Platforms Inc.*	2,570
67,455	Tencent Holdings Ltd. ADR (China)[1]	4,219
67,523	Twitter Inc.*	2,533
26,777	ZoomInfo Technologies Inc.*	1,415
		19,512
INTERNET & DIRECT MARKETING RETAIL—7.7%
3,670	Amazon.com Inc.*	10,979
36,285	DoorDash Inc.*	4,118
2,218	MercadoLibre Inc. (Argentina)*	2,511
		17,608
IT SERVICES—10.5%
1,751	Adyen NV (Netherlands)*,2	3,563
24,575	Block Inc.*	3,005
14,033	Cloudflare Inc.*	1,353
2,338	MongoDB Inc.*	947
9,310	Okta Inc.*	1,842
14,416	PayPal Holdings Inc.*	2,479
3,381	Shopify Inc. (Canada)*	3,260
10,305	Snowflake Inc.*	2,843
22,601	Twilio Inc.*	4,659
		23,951
LEISURE PRODUCTS—0.5%
40,189	Peloton Interactive Inc.*	1,098
LIFE SCIENCES TOOLS & SERVICES—2.5%
1,628	Bio-Rad Laboratories Inc.*	977
9,210	ICON plc (Ireland)*	2,447
1,912	Lonza Group AG (Switzerland)	1,318
593	Mettler-Toledo International Inc.*	873
		5,615
MEDIA—2.0%
138,423	ViacomCBS Inc.	4,630
PHARMACEUTICALS—1.1%
17,499	Arvinas Inc.*	1,251
11,352	Catalent Inc.*	1,180
		2,431
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
68,604	Redfin Corp.*	2,029
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.2%
11,505	Advanced Micro Devices Inc.*	1,314
12,545	Applied Materials Inc.	1,734
3,436	ASML Holding NV (Netherlands)	2,327
13,606	Lam Research Corp.	8,026
82,231	Microchip Technology Inc.	6,371
22,954	NVIDIA Corp.	5,621
36,129	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	4,431
26,570	Texas Instruments Inc.	4,769
		34,593

Harbor Disruptive Innovation Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—20.5%
12,636	Atlassian Corp. plc (Australia)*	$4,098
10,489	Avalara Inc.*	1,150
16,680	Cadence Design Systems Inc.*	2,538
2,224	HubSpot Inc.*	1,087
23,158	Lightspeed Commerce Inc. (Canada)*	752
34,880	Microsoft Corp.	10,847
5,876	MicroStrategy Inc.*	2,162
70,897	Sailpoint Technologies Holdings Inc.*	2,743
28,276	salesforce.com Inc.*	6,578
9,630	ServiceNow Inc.*	5,641
17,198	Workday Inc.*	4,351
13,598	Zendesk Inc.*	1,340
14,383	Zoom Video Communications Inc.*	2,219
4,038	Zscaler Inc.*	1,038
		46,544
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—1.3%
17,935	Carvana Co.*	$2,907
WIRELESS TELECOMMUNICATION SERVICES—1.8%
38,645	T-Mobile US Inc.*	4,180
TOTAL COMMON STOCKS
(Cost $277,119)		222,899
TOTAL INVESTMENTS—98.1%
(Cost $277,119)		222,899
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		4,384
TOTAL NET ASSETS—100.0%		$227,283

FAIR VALUE MEASUREMENTS
As of January 31, 2022, the investments in ASML Holding NV, Ayden NV, and Lonza Group AG (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $3,563 or 2% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Large Cap Value Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—96.2%
Shares		Value
AEROSPACE & DEFENSE—1.8%
215,000	General Dynamics Corp.	$45,602
AUTO COMPONENTS—2.5%
1,824,000	Cie Generale des Etablissements Michelin SCA ADR (France)[1]	60,867
BANKS—7.1%
475,849	Commerce Bancshares Inc.	32,791
355,000	Cullen/Frost Bankers Inc.	50,058
4,632,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	28,209
312,000	PNC Financial Services Group Inc.	64,269
		175,327
BEVERAGES—4.1%
925,000	Coca-Cola Co.	56,435
191,000	Constellation Brands Inc.	45,410
		101,845
BIOTECHNOLOGY—2.2%
240,000	Amgen Inc.	54,514
BUILDING PRODUCTS—2.2%
757,152	Johnson Controls International plc	55,022
CAPITAL MARKETS—3.8%
212,000	Ameriprise Financial Inc.	64,514
228,408	Blackstone Group Inc.	30,143
		94,657
CHEMICALS—6.8%
1,461,000	Corteva Inc.	70,245
271,000	Ecolab Inc.	51,341
537,000	RPM International Inc.	47,583
		169,169
CONSTRUCTION MATERIALS—2.6%
166,000	Martin Marietta Materials Inc.	64,594
CONSUMER FINANCE—3.1%
522,000	Capital One Financial Corp.	76,593
ELECTRIC UTILITIES—0.4%
154,207	Xcel Energy Inc.	10,742
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.7%
332,150	Crown Castle International Corp.	60,621
355,146	Equity Lifestyle Properties Inc.	27,804
148,000	Sun Communities Inc.	27,966
		116,391
FOOD & STAPLES RETAILING—0.4%
222,505	Walgreens Boots Alliance Inc.	11,072
FOOD PRODUCTS—1.8%
487,000	Tyson Foods Inc.	44,263
GAS UTILITIES—0.4%
81,365	Atmos Energy Corp.	8,724
HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
664,000	Alcon Inc. (Switzerland)	50,982
468,000	Medtronic plc (Ireland)	48,433
		99,415
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—5.7%
696,000	Lennar Corp. Class A	$66,893
7,126	Lennar Corp. Class B	575
669,000	Sony Corp. ADR (Japan)[1]	74,700
		142,168
HOUSEHOLD PRODUCTS—2.4%
367,000	Procter & Gamble Co.	58,885
INDUSTRIAL CONGLOMERATES—2.3%
284,000	Honeywell International Inc.	58,072
INSURANCE—3.3%
122,017	Chubb Ltd. (Switzerland)	24,071
479,605	Cincinnati Financial Corp	56,512
		80,583
INTERACTIVE MEDIA & SERVICES—1.5%
977,500	Twitter Inc.*	36,666
IT SERVICES—1.7%
241,000	PayPal Holdings Inc.*	41,438
LIFE SCIENCES TOOLS & SERVICES—3.0%
264,457	Danaher Corp.	75,579
MACHINERY—6.5%
363,000	Oshkosh Corp.	41,313
209,000	Parker-Hannifin Corp.	64,792
523,000	Xylem Inc.	54,926
		161,031
OIL, GAS & CONSUMABLE FUELS—3.5%
2,249,000	Coterra Energy Inc.	49,253
442,000	Phillips 66	37,477
		86,730
PHARMACEUTICALS—1.5%
1,469,000	Elanco Animal Health Inc.*	38,253
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.8%
869,000	Microchip Technology Inc.	67,330
440,000	QUALCOMM Inc.	77,335
		144,665
SOFTWARE—11.1%
168,076	Adobe Inc.*	89,803
217,000	ANSYS Inc.*	73,782
360,000	Microsoft Corp.	111,953
		275,538
TOTAL COMMON STOCKS
(Cost $1,604,853)		2,388,405
TOTAL INVESTMENTS—96.2%
(Cost $1,604,853)		2,388,405
CASH AND OTHER ASSETS, LESS LIABILITIES—3.8%		94,089
TOTAL NET ASSETS—100.0%		$2,482,494

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—1.5%
4,339	General Dynamics Corp.	$920
BANKS—1.9%
48,223	KeyCorp	1,209
BUILDING PRODUCTS—1.7%
17,431	Masco Corp.	1,104
CAPITAL MARKETS—8.1%
10,796	Houlihan Lokey Inc.	1,148
10,811	Intercontinental Exchange Inc.	1,369
13,167	Raymond James Financial Inc.	1,394
16,194	Stifel Financial Corp.	1,213
		5,124
CHEMICALS—4.5%
5,964	Albemarle Corp.	1,316
6,591	Eastman Chemical Co.	784
4,682	Scotts Miracle-Gro Co.	708
		2,808
COMMERCIAL SERVICES & SUPPLIES—3.9%
12,988	Republic Services Inc.	1,658
13,182	Stericycle Inc.*	774
		2,432
COMMUNICATIONS EQUIPMENT—2.0%
12,347	Lumentum Holdings Inc.*	1,253
CONTAINERS & PACKAGING—3.2%
5,099	Packaging Corp. of America	768
18,162	Sealed Air Corp.	1,234
		2,002
ELECTRICAL EQUIPMENT—1.9%
20,682	Sensata Technologies Holding plc (United Kingdom)*	1,186
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.3%
8,529	Arrow Electronics Inc.*	1,058
9,722	Keysight Technologies Inc.*	1,641
		2,699
ENTERTAINMENT—1.6%
12,824	Activision Blizzard Inc.	1,013
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.3%
31,195	Americold Realty Trust	887
8,171	Boston Properties Inc.	916
2,758	SBA Communications Corp.	898
		2,701
FOOD & STAPLES RETAILING—1.3%
10,468	Sysco Corp.	818
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
13,972	Dentsply Sirona Inc.	746
HEALTH CARE PROVIDERS & SERVICES—2.5%
5,442	AmerisourceBergen Corp.	741
3,131	Laboratory Corp. of America Holdings*	850
		1,591
HOTELS, RESTAURANTS & LEISURE—2.2%
10,125	Darden Restaurants Inc.	1,416
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—2.6%
18,610	D.R. Horton Inc.	$1,660
INSURANCE—5.2%
9,782	Reinsurance Group of America Inc.	1,123
5,656	Renaissance Holdings Ltd. (Bermuda)	889
11,884	The Progressive Corp.	1,292
		3,304
IT SERVICES—5.8%
7,948	Akamai Technologies Inc.*	910
11,094	Black Knight Inc.*	828
5,457	Broadridge Financial Solutions Inc.	869
6,904	Global Payments Inc.	1,035
		3,642
LIFE SCIENCES TOOLS & SERVICES—5.4%
9,066	Agilent Technologies Inc.	1,263
1,983	Bio-Rad Laboratories Inc.*	1,190
10,393	Syneos Health Inc.*	941
		3,394
MACHINERY—6.0%
3,772	Cummins Inc.	833
5,651	Dover Corp.	960
4,294	Snap-on Inc.	894
9,752	Woodward Inc.	1,076
		3,763
MULTI-UTILITIES—1.3%
8,648	WEC Energy Group Inc.	839
OIL, GAS & CONSUMABLE FUELS—4.4%
26,558	Continental Resources Inc.	1,380
63,211	Coterra Energy Inc.	1,384
		2,764
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.9%
17,760	CBRE Group Inc.*	1,800
ROAD & RAIL—1.5%
28,272	CSX Corp.	967
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.4%
6,605	Applied Materials Inc.	913
6,874	CMC Materials Inc.	1,243
9,379	Skyworks Solutions Inc.	1,374
6,024	Xilinx Inc.	1,166
		4,696
SOFTWARE—6.2%
4,175	ANSYS Inc.*	1,419
31,523	CDK Global Inc.	1,355
3,683	Synopsys Inc.*	1,144
		3,918
SPECIALTY RETAIL—1.0%
8,841	TJX Companies Inc.	636

Harbor Mid Cap Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.5%
20,936	Air Lease Corp.	$833
7,247	GATX Corp.	757
		1,590
TOTAL COMMON STOCKS
(Cost $53,509)		61,995
TOTAL INVESTMENTS—98.3%
(Cost $53,509)		61,995
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		1,091
TOTAL NET ASSETS—100.0%		$63,086

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Value Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—99.3%
Shares		Value
AEROSPACE & DEFENSE—0.7%
9,300	Huntington Ingalls Industries Inc.	$1,741
6,700	L3Harris Technologies Inc.	1,402
		3,143
AIR FREIGHT & LOGISTICS—1.1%
58,200	Atlas Air Worldwide Holdings Inc.*	4,675
AIRLINES—0.8%
39,500	Alaska Air Group Inc.*	2,162
31,500	United Airlines Holdings Inc.*	1,351
		3,513
AUTO COMPONENTS—1.9%
187,400	American Axle & Manufacturing Holdings Inc.*	1,525
58,900	BorgWarner Inc.	2,583
68,900	Goodyear Tire & Rubber Co.*	1,428
15,400	Lear Corp.	2,577
		8,113
AUTOMOBILES—1.2%
70,000	Harley-Davidson Inc.	2,420
26,200	THOR Industries Inc.	2,478
		4,898
BANKS—5.6%
128,200	Citizens Financial Group Inc.	6,598
73,800	Fifth Third Bancorp	3,294
171,400	KeyCorp	4,295
209,000	Regions Financial Corp.	4,795
63,300	Zions Bancorporation	4,293
		23,275
BEVERAGES—1.3%
110,500	Molson Coors Beverage Co.	5,266
BIOTECHNOLOGY—1.0%
176,100	Ironwood Pharmaceuticals Inc.*	1,964
10,504	United Therapeutics Corp.*	2,120
		4,084
BUILDING PRODUCTS—1.0%
47,400	Owens Corning	4,204
CAPITAL MARKETS—1.8%
14,600	Ameriprise Financial Inc.	4,443
71,900	Lazard Ltd. (Bermuda)	3,138
		7,581
CHEMICALS—4.8%
45,000	Cabot Corp.	2,475
18,100	Celanese Corp.	2,818
112,122	Chemours Co.	3,667
14,300	Eastman Chemical Co.	1,701
114,500	Huntsman Corp.	4,103
52,300	Koppers Holdings Inc.*	1,563
28,000	LyondellBasell Industries NV	2,708
21,500	Trinseo plc (Luxembourg)	1,151
		20,186
CONSUMER FINANCE—2.5%
117,500	Ally Financial Inc.	5,607
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—Continued
14,000	Discover Financial Services	$1,621
186,688	Navient Corp.	3,254
		10,482
CONTAINERS & PACKAGING—3.2%
35,800	Berry Global Group Inc.*	2,414
61,100	Greif Inc.	3,615
130,100	O-I Glass Inc.*	1,731
55,200	Silgan Holdings Inc.	2,472
72,300	WestRock Co.	3,337
		13,569
DIVERSIFIED CONSUMER SERVICES—0.5%
87,800	H&R Block Inc.	2,007
DIVERSIFIED FINANCIAL SERVICES—0.7%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,318
24,300	Voya Financial Inc.	1,652
		2,970
ELECTRIC UTILITIES—0.7%
78,000	NRG Energy Inc.	3,115
ELECTRICAL EQUIPMENT—0.8%
31,200	Atkore Inc.*	3,363
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.4%
38,800	Arrow Electronics Inc.*	4,811
43,100	Avnet Inc.	1,740
53,900	Jabil Inc.	3,314
50,600	Methode Electronics Inc.	2,228
40,600	Sanmina Corp.*	1,535
13,988	SYNNEX Corp.	1,463
125,800	TTM Technologies Inc.*	1,693
69,800	Vishay Intertechnology Inc.	1,446
		18,230
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—7.7%
99,400	Brandywine Realty Trust	1,278
121,600	Brixmor Property Group Inc.	3,084
429,000	Franklin Street Properties Corp.	2,381
40,900	Gaming and Leisure Properties Inc.	1,848
137,900	Hersha Hospitality Trust*	1,244
88,234	Industrial Logistics Properties Trust	2,023
55,600	Iron Mountain Inc.	2,553
114,400	Medical Properties Trust Inc.	2,604
52,750	Office Properties Income Trust	1,344
86,200	Omega Healthcare Investors Inc.	2,713
139,000	Paramount Group Inc.	1,208
138,248	Piedmont Office Realty Trust Inc.	2,455
63,300	Plymouth Industrial REIT Inc.	1,820
138,200	Sabra Health Care REIT Inc.	1,881
102,411	Service Properties Trust	876
95,800	SITE Centers Corp.	1,419
82,900	Tanger Factory Outlet Centers Inc.	1,410
		32,141
FOOD & STAPLES RETAILING—2.9%
50,111	Ingles Markets Inc.	3,855
140,600	Kroger Co.	6,129
80,000	Sprouts Farmers Market Inc.*	2,171
		12,155

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—4.2%
37,700	Archer Daniels Midland Co.	$2,827
53,600	Conagra Brands Inc.	1,863
27,600	Ingredion Inc.	2,614
28,400	JM Smucker Co.	3,992
68,100	Tyson Foods Inc.	6,190
		17,486
GAS UTILITIES—0.7%
46,700	National Fuel Gas Co.	2,836
HEALTH CARE PROVIDERS & SERVICES—4.0%
41,800	Cardinal Health Inc.	2,155
35,100	DaVita Inc.*	3,804
6,400	Laboratory Corp. of America Holdings*	1,737
24,700	McKesson Corp.	6,341
19,000	Universal Health Services Inc.	2,471
		16,508
HOTELS, RESTAURANTS & LEISURE—0.3%
20,600	Travel + Leisure Co.	1,170
HOUSEHOLD DURABLES—4.2%
101,478	Ethan Allen Interiors Inc.	2,559
12,900	Meritage Homes Corp.*	1,316
68,100	PulteGroup Inc.	3,588
72,600	Toll Brothers Inc.	4,281
27,300	Whirlpool Corp.	5,738
		17,482
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.0%
186,100	Vistra Corp.	4,059
INSURANCE—7.8%
55,600	Aflac Inc.	3,493
39,800	Allstate Corp.	4,803
13,400	American Financial Group Inc.	1,746
13,700	Hanover Insurance Group Inc.	1,890
85,700	Hartford Financial Services Group Inc.	6,159
57,600	Lincoln National Corp.	4,031
129,100	Old Republic International Corp.	3,309
58,400	Principal Financial Group Inc.	4,267
75,200	Universal Insurance Holdings Inc.	1,296
64,400	Unum Group	1,634
		32,628
INTERNET & DIRECT MARKETING RETAIL—0.8%
58,300	eBay Inc.	3,502
IT SERVICES—1.1%
73,300	DXC Technology Co.*	2,205
117,600	Western Union Co.	2,224
		4,429
LEISURE PRODUCTS—0.8%
23,300	Brunswick Corp.	2,115
17,894	Sturm Ruger & Co. Inc.	1,203
		3,318
MACHINERY—5.9%
38,800	AGCO Corp.	4,547
100,600	Allison Transmission Holdings Inc.	3,822
17,600	Cummins Inc.	3,887
135,300	Meritor Inc.*	3,119
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
14,000	Oshkosh Corp.	$1,593
20,600	Snap-on Inc.	4,290
24,500	Timken Co.	1,637
89,100	Wabash National Corp.	1,748
		24,643
MEDIA—2.8%
53,900	AMC Networks Inc.*	2,298
58,800	Fox Corp.	2,388
15,600	Nexstar Media Group Inc.	2,580
144,100	TEGNA Inc.	2,790
52,600	ViacomCBS Inc.	1,759
		11,815
METALS & MINING—0.9%
23,753	Reliance Steel & Aluminum Co.	3,631
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
166,600	Annaly Capital Management Inc.	1,316
298,300	MFA Financial Inc.	1,381
		2,697
MULTILINE RETAIL—1.0%
41,500	Big Lots Inc.	1,740
99,500	Macy's Inc.	2,547
		4,287
MULTI-UTILITIES—0.7%
93,150	MDU Resources Group Inc.	2,736
OIL, GAS & CONSUMABLE FUELS—2.6%
74,200	Devon Energy Corp.	3,752
65,800	HollyFrontier Corp.	2,313
34,700	Marathon Petroleum Corp.	2,490
26,900	Valero Energy Corp.	2,232
		10,787
PHARMACEUTICALS—2.0%
36,100	Jazz Pharmaceuticals plc (Ireland)*	5,015
46,480	Lannett Co. Inc.*	71
30,300	Prestige Consumer Healthcare Inc.*	1,710
93,493	Viatris Inc.	1,400
		8,196
PROFESSIONAL SERVICES—0.7%
27,500	ManpowerGroup Inc.	2,884
ROAD & RAIL—0.5%
26,268	Ryder System Inc.	1,923
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
137,800	Amkor Technology Inc.	3,034
16,000	Diodes Inc.*	1,485
21,100	Qorvo Inc.*	2,897
		7,416
SPECIALTY RETAIL—4.2%
31,000	Best Buy Co. Inc.	3,077
29,600	Dick's Sporting Goods Inc.	3,416
81,800	Foot Locker Inc.	3,655
12,000	Group 1 Automotive Inc.	2,038

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
36,200	ODP Corp.*	$1,601
36,800	Penske Automotive Group Inc.	3,740
		17,527
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.7%
198,500	HP Inc.	7,291
57,300	Seagate Technology Holdings plc (Ireland)	6,140
93,900	Xerox Holdings Corp.	1,982
		15,413
TEXTILES, APPAREL & LUXURY GOODS—0.3%
17,700	Capri Holdings Ltd. (Virgin Islands)*	1,063
THRIFTS & MORTGAGE FINANCE—1.2%
132,900	MGIC Investment Corp.	2,018
19,700	PennyMac Financial Services Inc.	1,235
77,000	Radian Group Inc.	1,724
		4,977
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.9%
65,642	Triton International Ltd. (Bermuda)	$3,966
TOTAL COMMON STOCKS
(Cost $335,360)		414,349
TOTAL INVESTMENTS—99.3%
(Cost $335,360)		414,349
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		2,714
TOTAL NET ASSETS—100.0%		$417,063

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Growth Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—1.6%
279,036	Hexcel Corp.	$14,557
BANKS—3.8%
134,858	East West Bancorp Inc.	11,644
10,536	First Citizens Bancshares Inc.	8,208
58,157	Silvergate Capital Corp.*	6,266
92,820	Western Alliance Bancorp	9,207
		35,325
BIOTECHNOLOGY—8.6%
151,520	Ascendis Pharma AS ADR (Denmark)*,1	18,431
218,216	Blueprint Medicines Corp.*	16,824
265,164	Fate Therapeutics Inc.*	11,007
1,434,409	Ironwood Pharmaceuticals Inc.*	15,994
305,713	Rocket Pharmaceuticals Inc.*	5,087
336,658	Turning Point Therapeutics Inc.*	12,534
		79,877
BUILDING PRODUCTS—4.3%
200,605	Advanced Drainage Systems Inc.	22,687
183,540	Trex Co. Inc.*	16,788
		39,475
CAPITAL MARKETS—1.1%
296,110	StepStone Group Inc.	10,367
CHEMICALS—2.9%
288,640	Avient Corp.	14,365
420,420	Axalta Coating Systems Ltd. (Bermuda)*	12,449
		26,814
CONSTRUCTION & ENGINEERING—1.9%
469,509	Willscot Mobile Mini Holdings Corp.*	17,391
CONTAINERS & PACKAGING—1.5%
506,859	Ranpak Holdings Corp.*	13,614
ELECTRICAL EQUIPMENT—5.1%
292,910	Atkore Inc.*	31,570
140,849	Encore Wire Corp.	15,872
		47,442
ENTERTAINMENT—2.8%
545,269	Endeavor Group Holdings Inc.*	17,105
998,770	Zynga Inc.*	9,059
		26,164
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.9%
452,970	American Assets Trust Inc.	16,293
114,710	PS Business Parks Inc.	19,152
403,350	Spirit Realty Capital Inc.	19,143
		54,588
HEALTH CARE EQUIPMENT & SUPPLIES—3.9%
366,800	Haemonetics Corp.*	17,735
152,590	Tandem Diabetes Care Inc.*	18,022
		35,757
HEALTH CARE PROVIDERS & SERVICES—4.6%
134,454	Amedisys Inc.*	18,165
1,043,587	Option Care Health Inc.*	24,388
		42,553
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—4.9%
92,300	Churchill Downs Inc.	$19,411
2,000,214	Playa Hotels & Resorts NV (Netherlands)*	15,262
72,556	Wingstop Inc.	11,119
		45,792
HOUSEHOLD DURABLES—2.1%
84,300	TopBuild Corp.*	19,613
INSURANCE—2.3%
432,695	BRP Group Inc.*	13,206
161,665	Palomar Holdings Inc.*	8,528
		21,734
IT SERVICES—3.9%
275,298	Flywire Corp.*	7,761
247,898	Repay Holdings Corp.*	4,435
185,670	Shift4 Payments Inc.*	9,788
163,798	WNS Holdings Ltd. ADR (India)*,1	13,785
		35,769
LEISURE PRODUCTS—1.7%
194,203	BRP Inc. (Canada)	16,142
LIFE SCIENCES TOOLS & SERVICES—1.5%
22,831	Bio-Rad Laboratories Inc.*	13,693
MACHINERY—3.8%
197,944	ITT Inc.	18,195
130,180	Lincoln Electric Holdings Inc.	16,642
		34,837
OIL, GAS & CONSUMABLE FUELS—1.9%
294,600	PDC Energy Inc.	17,461
PHARMACEUTICALS—4.5%
1,573,390	Innoviva Inc.*	25,221
264,101	Pacira BioSciences Inc.*	16,578
		41,799
ROAD & RAIL—2.3%
75,490	Saia Inc.*	21,460
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.8%
140,850	Azenta Inc.	11,879
109,912	MKS Instruments Inc.	17,073
142,453	Semtech Corp.*	10,129
154,193	Silicon Motion Technology Corp. ADR (Taiwan)[1]	12,181
43,198	SiTime Corp.*	10,069
192,072	SMART Global Holdings Inc.*	11,017
		72,348
SOFTWARE—7.1%
123,780	Blackline Inc.*	11,372
60,820	Five9 Inc.*	7,645
660,509	Samsara Inc.*	11,955
343,590	Smartsheet Inc.*	21,378
109,378	Workiva Inc.*	12,937
		65,287
SPECIALTY RETAIL—3.4%
82,700	Five Below Inc.*	13,563
438,035	National Vision Holdings Inc.*	17,907
		31,470

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.7%
184,780	3D Systems Corp.*	$3,307
835,513	Pure Storage Inc.*	22,133
		25,440
TOTAL COMMON STOCKS
(Cost $799,406)		906,769
TOTAL INVESTMENTS—97.9%
(Cost $799,406)		906,769
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		19,591
TOTAL NET ASSETS—100.0%		$926,360

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Value Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—99.4%
Shares		Value
AEROSPACE & DEFENSE—7.9%
854,141	AAR Corp.*	$34,396
925,523	Hexcel Corp.	48,285
419,204	Moog Inc.	31,960
1,118,749	Parsons Corp.*	34,066
104,146	Teledyne Technologies Inc.*	43,890
		192,597
BANKS—9.3%
793,867	Enterprise Financial Services Corp.	39,328
928,143	First Merchants Corp.	39,381
774,872	Heartland Financial USA Inc.	40,317
551,515	South State Corp.	46,553
783,387	Trustmark Corp.	25,523
981,853	United Bankshares Inc.	34,689
		225,791
BIOTECHNOLOGY—2.6%
621,600	Emergent BioSolutions Inc.*	29,091
1,317,871	Myriad Genetics Inc.*	34,647
		63,738
CAPITAL MARKETS—7.6%
798,452	Houlihan Lokey Inc.	84,859
532,520	Raymond James Financial Inc.	56,378
587,540	Stifel Financial Corp.	44,007
		185,244
CHEMICALS—3.6%
680,551	Cabot Corp.	37,424
339,293	Scotts Miracle-Gro Co.	51,301
		88,725
COMMERCIAL SERVICES & SUPPLIES—4.4%
1,023,773	Casella Waste Systems Inc.*	77,786
2,351,469	Steelcase Inc.	29,017
		106,803
CONSUMER FINANCE—1.8%
643,870	FirstCash Holdings Inc.	44,878
ELECTRICAL EQUIPMENT—1.6%
503,699	EnerSys	37,742
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.2%
193,882	Littelfuse Inc.	52,342
448,024	Plexus Corp.*	34,731
1,067,004	Sanmina Corp.*	40,354
		127,427
ENERGY EQUIPMENT & SERVICES—1.3%
375,318	Core Laboratories NV (Netherlands)	10,010
520,730	DMC Global Inc.*	21,006
		31,016
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.9%
1,294,946	Corporate Office Properties Trust	32,710
1,761,956	Pebblebrook Hotel Trust	38,146
1,161,324	STAG Industrial Inc.	49,624
		120,480
FOOD PRODUCTS—3.0%
1,129,229	Darling Ingredients Inc.*	72,011
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
457,194	CONMED Corp.	$62,901
1,201,935	Meridian Bioscience Inc.*	25,060
		87,961
HEALTH CARE PROVIDERS & SERVICES—4.7%
2,225,053	MEDNAX Inc.*	54,402
205,672	Molina Healthcare Inc.*	59,744
		114,146
HOTELS, RESTAURANTS & LEISURE—1.5%
315,058	Cracker Barrel Old Country Store Inc.	37,536
HOUSEHOLD DURABLES—1.7%
415,929	Meritage Homes Corp.*	42,437
INSURANCE—3.3%
617,670	Horace Mann Educators Corp.	23,478
385,798	Reinsurance Group of America Inc.	44,301
519,420	United Fire Group Inc.	12,954
		80,733
IT SERVICES—3.2%
528,590	ManTech International Corp.	38,185
4,304,039	Sabre Corp.*	39,382
		77,567
MACHINERY—8.0%
520,730	Albany International Corp.	43,590
820,722	Altra Industrial Motion Corp.	39,624
761,771	Franklin Electric Co. Inc.	66,122
670,726	Timken Co.	44,805
		194,141
OIL, GAS & CONSUMABLE FUELS—0.8%
2,412,384	Archrock Inc.	20,361
PHARMACEUTICALS—2.8%
660,901	Catalent Inc.*	68,688
ROAD & RAIL—1.5%
501,079	Ryder System Inc.	36,674
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.4%
411,344	Advanced Energy Industries Inc.	35,449
397,118	CMC Materials Inc.	71,831
368,113	Entegris Inc.	44,115
1,678,123	FormFactor Inc.*	71,723
72,706	Monolithic Power Systems Inc.	29,295
		252,413
SOFTWARE—1.6%
1,528,782	Box Inc.*	39,947
TEXTILES, APPAREL & LUXURY GOODS—1.3%
1,163,945	Wolverine World Wide Inc.	30,833

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.8%
425,099	GATX Corp.	$44,402
TOTAL COMMON STOCKS
(Cost $1,635,596)		2,424,291
TOTAL INVESTMENTS—99.4%
(Cost $1,635,596)		2,424,291
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		13,656
TOTAL NET ASSETS—100.0%		$2,437,947

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Strategic Growth Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—96.3%
Shares		Value
AEROSPACE & DEFENSE—3.5%
5,627	TransDigm Group Inc.*	$3,467
AIR FREIGHT & LOGISTICS—2.3%
28,407	GXO Logistics Inc.*	2,307
BANKS—4.8%
18,477	First Republic Bank	3,207
26,995	U.S. Bancorp.	1,571
		4,778
BEVERAGES—1.9%
10,771	PepsiCo Inc.	1,869
CAPITAL MARKETS—6.7%
40,967	Charles Schwab Corp.	3,593
8,813	Moody's Corp.	3,023
		6,616
CHEMICALS—6.2%
10,909	Air Products & Chemicals Inc.	3,077
5,754	Ecolab Inc.	1,090
6,049	Linde plc (Ireland)	1,928
		6,095
DIVERSIFIED FINANCIAL SERVICES—5.2%
16,517	Berkshire Hathaway Inc. Class B*	5,170
ELECTRICAL EQUIPMENT—4.1%
24,875	Amphenol Corp.	1,980
72,596	Vontier Corp.	2,040
		4,020
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.1%
11,999	American Tower Corp.	3,018
HOTELS, RESTAURANTS & LEISURE—1.0%
9,755	Starbucks Corp.	959
INDUSTRIAL CONGLOMERATES—4.7%
14,321	Honeywell International Inc.	2,928
4,001	Roper Technologies Inc.	1,749
		4,677
INSURANCE—3.4%
2,761	Markel Corp.*	3,404
INTERACTIVE MEDIA & SERVICES—7.0%
1,624	Alphabet Inc. Class C*	4,407
7,952	Meta Platforms Inc.*	2,491
		6,898
INTERNET & DIRECT MARKETING RETAIL—3.7%
1,240	Amazon.com Inc.*	3,709
IT SERVICES—2.8%
12,294	Visa Inc.	2,781
LIFE SCIENCES TOOLS & SERVICES—2.6%
1,714	Mettler-Toledo International Inc.*	2,524
MACHINERY—1.9%
27,157	Fortive Corp.	1,916
PHARMACEUTICALS—3.3%
18,797	Johnson & Johnson	3,239
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.2%
53,282	Microchip Technology Inc.	$4,128
SOFTWARE—15.5%
6,398	Adobe Inc.*	3,418
7,316	Intuit Inc.	4,062
13,148	Microsoft Corp.	4,089
8,691	salesforce.com Inc.*	2,022
14,276	SAP SE ADR (Germany)[1]	1,788
		15,379
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.9%
33,595	Apple Inc.	5,872
TEXTILES, APPAREL & LUXURY GOODS—2.5%
16,870	NIKE Inc.	2,498
TOTAL COMMON STOCKS
(Cost $49,201)		95,324
TOTAL INVESTMENTS—96.3%
(Cost $49,201)		95,324
CASH AND OTHER ASSETS, LESS LIABILITIES—3.7%		3,616
TOTAL NET ASSETS—100.0%		$98,940

Harbor Strategic Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—January 31, 2022 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2022, the Trust consists of 21 separate portfolios. The portfolios covered by this report are: Harbor Capital Appreciation Fund, Harbor Disruptive Innovation Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Value Fund, and Harbor Strategic Growth Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
  Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements (including centrally cleared swaps), derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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For more information
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.DE.0120